Commitments and Contingencies - Schedule of Minimum Future Payments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Loss Contingencies [Line Items]
Remainder of 2021	$ 6,120
2022	12,577
2023	11,210
2024	9,589
2025	8,005
Thereafter	22,436
Total	$ 69,937